Related Party - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Chief Financial Officer
Related Party Transaction [Line Items]
Payment to affiliate for services	$ 96,528	$ 200,000	$ 200,000